                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-102906



--------------------------------------------------------------------------------
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE
                  POLARIS PROTECTOR VARIABLE ANNUITY PROSPECTUS
                           (R-3451-PRO AND R-3451-PNR)
                                DATED MAY 2, 2005
--------------------------------------------------------------------------------


OPTION 3 UNDER THE POLARIS INCOME REWARDS FEATURE IS NOT AVAILABLE FOR ELECTION.



Date:  June 6, 2005


                Please keep this Supplement with your Prospectus




                                  Page 1 of 1